Related-Party Transactions	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
Note 8. Related-Party Transactions

As of March 31, 2016 and 2015, the Company had aggregate principal balances of $966,000 and $1.3 million, respectively, in outstanding unsecured indebtedness owed to five related parties, including four former members of the Board of Directors, representing working capital advances made to the Company from February 2001 through March 2005.

Related-Party Notes Payable

In March 2015, we entered into definitive agreements relating to the exchange or amendment of the notes evidencing such working capital advances. Three of the notes issued to Patrick Mullins, M.D., Maryl Petreccia and Jeffrey Dell, M.D., which as of March 31, 2016 had outstanding principal balances of $448,200, $266,700 and $208,900, respectively, were amended and restated, and the holders received warrants to purchase 37,347, 22,224, and 17,412 shares, respectively, of our common stock at an exercise price of $6.00 per share, exercisable on March 2, 2015 and expiring on March 1, 2020, and warrants to purchase 834, 417, and 417 shares, respectively, of our common stock at an exercise price of $6.00 per share, exercisable on March 2, 2015 and expiring on March 1, 2020, to reimburse the three note holders for any fees or other expenses incurred in connection with this transaction. The notes, as amended and restated, required interest payments on a calendar quarterly basis and payment of all outstanding principal and accrued interest on the maturity date, which was the earlier to occur of (i) March 1, 2016, (ii) the sale of all or substantially all of our assets, or (iii) the merger, consolidation or other similar reorganization of the Company or an affiliate of our Company with another entity. Under the terms of such notes, upon the closing of the public offering in July 2015 (see Note 10), the holders had the option to convert into the securities issued in such offering at a twenty percent (20%) discount to the price per unit issued by the Company in such offering. The holders elected not to convert into such securities issued by the Company.

The relative fair value of the related-party warrants issued in 2015 of $280,400 was recorded as a debt discount and was amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the convertible notes. During the years ended March 31, 2016 and 2015, the Company amortized $259,600 and $20,800, respectively, of the debt discount to interest expense for these convertible notes.

On March 1, 2016, we entered into definitive agreements with the three note holders to amend and restate the outstanding notes, which were to become due on March 1, 2016, pursuant to certain Second Amended and Restated Promissory Notes dated as of February 29, 2016 (the “Amended and Restated Notes”). The Amended and Restated Notes increased the interest rate to 7% per annum, extended the term to April 1, 2017, and modified the repayment provisions to provide for (i) repayment on March 1, 2016 of the outstanding amount of interest accrued through February 29, 2016, (ii) repayment of 10% of the original principal balance and accrued interest of such notes on a quarterly basis commencing April 1, 2016, and (iii) payment of the remaining outstanding balance on April 1, 2017. In addition, we issued such note holders warrants for the purchase of 11,910, 7,088, and 5,553 shares, respectively, of our common stock at an exercise price of $1.88 per share, immediately exercisable and expiring on April 1, 2019. The Company also agreed to reimburse up to $5,000 of legal fees incurred by the note holders. The relative fair value of the warrants issued in March 2016 of $26,900 was recorded as a debt discount and is being amortized to interest expense using the straight-line method which approximates the effective interest method over the term of the related-party notes. During the year ended March 31, 2016, $2,000 of the debt discount was amortized to interest expense.

One note issued to Raymond Takahashi, M.D., was exchanged for (i) a new promissory note with an original principal amount equal to the outstanding principal and interest of the original note, and (ii) a warrant to purchase 1,490 shares of the Company’s common stock at an exercise price of $6.00 per share, exercisable on February 20, 2015 and expiring on February 19, 2018. The new note, which as of March 31, 2016 had an outstanding principal balance of $35,800, required interest payments on a calendar quarterly basis and payment of all outstanding principal and accrued interest on the maturity date, which was March 1, 2016. Under the terms of such note, upon the closing of the public offering in July 2015 (see Note 10) the holder had the option to convert into the securities issued in such offering at a twenty percent (20%) discount to the price per unit issued by the Company in such offering. The holder elected not to convert into such securities issued by the Company. On March 1, 2016, we entered into a verbal agreement to extend the term of the related-party note to April 1, 2016. On April 1, 2016, we entered into a definitive agreement to amend and extend the term of the note to July 1, 2016.

The conversion feature of the related-party notes payable at a 20% discount resulted in a BCF. The fair value of the BCF of $521,100 was recorded as a debt discount upon the resolution of the contingency and it was amortized to interest expense over the conversion term which ended on September 29, 2015.

Related-party interest expense under these notes was $58,500 and $33,500 for the years ended March 31, 2016 and 2015, respectively. Accrued interest, which is included in related-party notes payable in the accompanying consolidated balance sheets, amounted to $6,100 and $4,600 as of March 31, 2016 and 2015, respectively.

One note issued to Marc Grossman, M.D., which as of March 31, 2016 had an outstanding principal balance of $6,500, as amended, now provides for interest at a rate of 6% per annum commencing on March 13, 2015; however, no interest payments will be due if no event of default occurs and if the Company (i) complies with its regular payment obligations, reimburses the payee for attorneys’ fees in connection with the negotiation of the note amendment, up to a maximum amount of $1,000, on the later of (A) March 13, 2015, or (B) three (3) days after receiving written notice from the payee of the amount of attorneys’ fees incurred by payee, and (iii) the Company immediately pays all unpaid amounts due and payable in full before the earlier of May 1, 2016 or at the same time that payee(s) of any other promissory note(s) with the Company that were issued in 2005 are paid in full before May 1, 2016, other than (Y) notes that are satisfied upon conversion into common stock, warrants or any other equity of the Company, or (Z) notes that have been paid in full before March 2, 2015. All principal and interest under the original note, as amended by the note amendment, will be due and shall be paid on May 1, 2016. The note requires monthly payments of $20,000, except for the month of June 2015, where the monthly payment is $72,000. The note was repaid in full in April 2016.

Class A Convertible Preferred Stock

In November 2014, both Mr. Shelton and GBR Investments, LLC participated in the Class A convertible preferred stock offering and the Company issued 4,167 shares of Class A convertible preferred stock each in exchange for an aggregate amount of $100,000.

Class B Convertible Preferred Stock

In May 2015, the spouse of the board member Mr. Richard Berman, participated in the Class B convertible preferred stock offering and the Company issued 1,667 shares of Class B convertible preferred stock for total proceeds of $20,000.